Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
NET OPERATING REVENUE	R$ 18,633,249
OPERATING COSTS	(13,347,822)
GROSS PROFIT	5,285,427
Operational expenses / income
Selling expenses	(159,825)
General and administrative expenses	(809,408)
Other operational income (expenses)	(256,475)
Equity in earnings of investees	193,547
Total operational expenses / income	(1,032,161)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	4,253,266
Financial results
Financial income	1,839,668
Financial expenses	(973,397)
Total financial results	866,271
OPERATING PROFIT	5,119,537
INCOME TAX AND SOCIAL CONTRIBUTION
Current	(1,260,469)
Deferred	(24,896)
TOTAL INCOME TAX AND SOCIAL CONTRIBUTION	(1,285,365)
NET INCOME FROM CONTINUING OPERATIONS	3,834,172
DISCONTINUED OPERATIONS
Net income (loss) from discontinued operations	75,578
NET INCOME	3,909,750
Attributed to shareholders of the parent company arising from continuing operations	3,823,981
Attributed to shareholders of the parent company due to discontinued operations	80,221
Attributed to non-controlling shareholders resulting from continuing operations	R$ 5,548
Common shares [member]
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Shares	R$ 1.33430
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Shares	1.36229
Class "A" preferred [member]
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Shares	1.76982
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Shares	1.80062
Class "B" Preferred Stock [member]
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Shares	1.46773
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Shares	R$ 1.49852
Restated [Member]
Disclosure of classes of share capital [line items]
NET OPERATING REVENUE		R$ 15,869,245	R$ 14,550,464
OPERATING COSTS		(11,464,148)	(11,372,908)
GROSS PROFIT		4,405,097	3,177,556
Operational expenses / income
Selling expenses		(175,772)	(105,414)
General and administrative expenses		(711,289)	(706,844)
Other operational income (expenses)		(322,506)	(250,004)
Equity in earnings of investees		106,757	135,888
Total operational expenses / income		(1,102,810)	(926,374)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES		3,302,287	2,251,182
Financial results
Financial income		729,506	797,107
Financial expenses		(1,184,870)	(1,210,252)
Total financial results		(455,364)	(413,145)
OPERATING PROFIT		2,846,923	1,838,037
INCOME TAX AND SOCIAL CONTRIBUTION
Current		(416,687)	(522,550)
Deferred		(258,974)	51,384
TOTAL INCOME TAX AND SOCIAL CONTRIBUTION		(675,661)	(471,166)
NET INCOME FROM CONTINUING OPERATIONS		2,171,262	1,366,871
DISCONTINUED OPERATIONS
Net income (loss) from discontinued operations		(108,393)	77,133
NET INCOME		2,062,869	1,444,004
Attributed to shareholders of the parent company arising from continuing operations		2,078,267	1,308,901
Attributed to shareholders of the parent company due to discontinued operations		(88,321)	98,162
Attributed to non-controlling shareholders resulting from continuing operations		R$ 72,923	R$ 36,941
Restated [Member] | Common shares [member]
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Shares		R$ 0.72523	R$ 0.45683
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Shares		0.69440	0.49109
Restated [Member] | Class "A" preferred [member]
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Shares		0.89086	0.50251
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Shares		0.85790	0.54020
Restated [Member] | Class "B" Preferred Stock [member]
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Shares		0.79778	0.50251
BASIC AND DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Shares		R$ 0.76388	R$ 0.54020